Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income tax benefits attributable to employee stock option transactions	$ 1,500,000	$ 15,600,000	$ 1,400,000
Net Operating Loss Carry Forwards	121,139,000	126,556,000
Net Deferred Tax Asset Balance	23,700,000
Valuation Allowance, Amount	(109,677,000)	(112,626,000)
Decrease In Valuation Allowance	2,900,000
Deferred tax liability	37,782,000	27,080,000
Unremitted Foreign Earnings	250,500,000	167,800,000
Approximate amount of deferred tax liability that would be recognized if foreign operations earnings are not indefinitely reinvested	133,400,000
Deferred income taxes	22,900,000
Unrecognized tax benefit	22,680,000	13,990,000	16,990,000	19,436,000
Decrease in Accrued Interest		200,000	400,000
Increase in Interest Accruals	1,300,000
Reduction (Increase) in accrual of penalties	3,900,000	100,000	500,000
Liabilities for uncertain tax positions interests and penalties	11,200,000	6,000,000
Federal State And Foreign [Member]
Income Taxes [Line Items]
Net Operating Loss Carry Forwards	$ 307,000,000